Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current assets
Intangible assets		$ 93
Property and equipment, net	$ 4,675	5,174
Government grants receivables	209
Leasehold deposits, non-current	156	191
Total non-current assets	5,040	5,458
Current assets
Prepayments and other receivables	2,791	1,138
Government grants receivable, current	221	563
Tax receivables, current	789	838
Cash and cash equivalents	13,184	32,166
Total current assets	16,985	34,705
TOTAL ASSETS	22,025	40,163
EQUITY AND LIABILITIES
Share capital	3,886	3,755
Other reserves	77,076	79,114
Accumulated deficit	(72,659)	(50,432)
Total equity	8,303	32,437
Non-current liabilities
Lease liabilities, non-current	1,952	2,206
Borrowings, non-current	7,864	1,044
Provisions	144	153
Total non-current liabilities	9,960	3,403
Current liabilities
Lease liabilities, current	303	314
Warrant liability	573
Borrowings, current	136	126
Trade payables	2,085	2,848
Other payables	665	1,035
Total current liabilities	3,762	4,323
Total liabilities	13,722	7,726
TOTAL EQUITY AND LIABILITIES	$ 22,025	$ 40,163